LONG-TERM INVESTMENTS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Long-term Investments 1	20.00%
Long-term Investments 2	20.00%
Long-term Investments 3	$ 1,003,000
Long-term Investments 4	$ 855,000
Long-term Investments 5	8.00%
Long-term Investments 6	10.00%